                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM NEW TECHNOLOGY FUND

                       Supplement dated December 31, 2002
                      to the Prospectus dated May 1, 2002,
                  as supplemented May 1, 2002 and June 7, 2002

Effective December 31, 2002, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

          "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

          o Abel Garcia, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.

          o David P. Barnard*, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1982.

          o Warren Tennant, Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000 he attended graduate school at the University of Texas where he earned his M.B.A. From 1993 to 1998, he worked as a lead auditor for Exxon.

----------

* Effective January 31, 2003, Mr. Barnard will retire from managing the fund.

More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM PREMIER EQUITY FUND

                       Supplement dated December 31, 2002
                      to the Prospectus dated June 3, 2002
            as revised July 1, 2002 and as supplemented July 1, 2002

Effective, December 31, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM PREMIER EQUITY II FUND

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002
            as revised July 1, 2002 and as supplemented July 1, 2002

Effective, December 31, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Robert A. Shelton (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1995.

         o Evan G. Harrel, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

         They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."

                       CLASS A, CLASS B, CLASS C SHARES OF

                             AIM SELECT EQUITY FUND

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002
           as supplemented May 1, 2002, June 7, 2002 and July 1, 2002

Effective December 31, 2002, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

        "The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

        o Polly A. Ahrendts*, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1985.

        o Duy Nguyen, Senior Quantitative Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he served as vice president and director of quantitative services of FactSet Research Systems, Inc. Mr. Nguyen also served as assistant vice president and quantitative equity analyst for Van Kampen American Capital Asset Management, Inc. from 1996 to 1997.

        o J. Philip Ferguson, Senior Investment Officer, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1986 to 2000, he was Managing Partner of Beutel, Goodman Capital Management.

----------

*Effective January 31, 2003, Ms. Ahrendts will retire from managing the fund.

They are assisted by various domestic equity teams, including the teams respresenting AIM's growth, value and GARP (growth at a reasonable price) disciplines. More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM WORLDWIDE SPECTRUM FUND

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002
                  as supplemented June 7, 2002 and July 1, 2002

Effective, December 31, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Roger Mortimer (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1995.

         o Glen Hilton, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and /or its affiliates since 2002. From 2001 to 2002, he was a portfolio manager and senior analyst for Montgomery Asset Management, and from 1997 to 2001 an analyst for the same company.

         More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

                                AIM BALANCED FUND
                             AIM PREMIER EQUITY FUND

                           INSTITUTIONAL CLASS SHARES

                       Supplement dated December 31, 2002
                       to the Prospectus dated May 1, 2002
                             as revised July 1, 2002

Effective, December 31, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - PREMIER EQUITY" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Evan G. Harrel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc. and a portfolio manager of various growth and equity funds.

         o Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

         They are assisted by the Premier Equity Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."